Subsequent Events (Details) - USD ($)					3 Months Ended	12 Months Ended
	Nov. 15, 2024	Jun. 17, 2024	May 06, 2024	Mar. 04, 2024	Mar. 31, 2024	Dec. 31, 2023	May 13, 2024	Apr. 18, 2024	Mar. 07, 2024	Jan. 15, 2024
Subsequent Events [Line Items]
Cash proceeds (in Dollars)					$ 100,000	$ 350,000
Additional warrants issued					100,000	350,000
Warrants exercise price (in Dollars per share)										$ 11.5
Aggregate shares received				224,500
Aggregate RSU’s				112,000
Vesting period						3 years
Shares issued						90,000
Additional shares issued					200,000	200,000
Daily trading volume of common stock percentage						7.00%
Deposit amount (in Dollars)					$ 5,000,000
Royalties payable (in Dollars)						$ 1,523,138
Unsecured Debt [Member]
Subsequent Events [Line Items]
Warrants exercise price (in Dollars per share)					$ 11.5	$ 11.5
Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Aggregate shares received						224,500
Aggregate RSU’s						112,500
Vesting period						3 years
Employees shares received						35,000
Award agreement						30,000
Restricted Stock Units (RSUs) [Member] | RMH Ltd. [Member]
Subsequent Events [Line Items]
Award agreement						60,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Warrants exercise price (in Dollars per share)										$ 11.5
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares issued									440,000
Additional shares issued									301,878
Subsequent Event [Member] | Rhône Merchant House, Ltd [Member]
Subsequent Events [Line Items]
Shares issued			150,000
Agreement amount (in Dollars)			$ 100,000
Cash paid (in Dollars)			50,000
Agreement remaining amount (in Dollars)			$ 50,000
Subsequent Event [Member] | White Lion [Member]
Subsequent Events [Line Items]
Shares issued		100,000			100,000
Daily trading volume of common stock percentage		7.00%			7.00%
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Employees shares received						285,000
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Employees shares received						50,000
Forecast [Member]
Subsequent Events [Line Items]
Shares issued							504,525
Deposit funds (in Dollars)								$ 5,000,000
Deposit amount (in Dollars)								$ 500,000
Percentage of proceeds of transaction								10.00%
Forecast [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Aggregate RSU’s	112,000